Note 11 - Convertible Securities	12 Months Ended
Dec. 31, 2013
Preferred Stock And Warrant Liabilities [Text Block] [Abstract]
Preferred Stock And Warrant Liabilities [Text Block]

NOTE11. CONVERTIBLESECURITIES

Effective January 1, 2009, the Company adopted the provisions of Emerging Issues Task Force (EITF) 07-05, Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock , which was primarily codified into FASB ASC 815, Derivatives and Hedging (“ASC 815”). The Company had current derivative liabilities resulting from the antidilutive features on its common stock warrants, Series A Convertible Preferred Stock, and Series B Convertible Preferred Stock. The estimated fair value of the convertible securities liability was revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statements of operations.

As of December 31, 2012, there are no convertible warrants, and all Series A and Series B Preferred Stock have been converted to common stock. The Company recorded a $24 thousand non-cash gain related to the change in fair value of unrealized gain or loss on convertible securities for the year ended December 31, 2012.